ACCOUNTS RECEIVABLE, NET - THIRD PARTIES - Schedule of accounts receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
ACCOUNTS RECEIVABLE, NET - THIRD PARTIES
Amount of accounts receivable pledged as collateral for borrowings	¥ 646,000		¥ 474,000
Third parties
ACCOUNTS RECEIVABLE, NET - THIRD PARTIES
Accounts receivables - current	14,458,262		23,347,412
Allowance for credit losses - current	(829,410)		(685,231)	¥ (584,000)
Accounts receivable, net - current	¥ 13,628,852	$ 1,867,145	¥ 22,662,181